Summary of Goodwill by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 17,148	$ 16,976
Additions	156
Foreign currency translation adjustments and other	(1,072)	172
Ending balance	16,232	17,148
Canadian Retail [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,846	2,836
Additions	40
Foreign currency translation adjustments and other	(62)	10
Ending balance	$ 2,824	$ 2,846
Canadian Retail [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.60%	9.70%
Canadian Retail [Member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.00%	11.00%
U.S. Retail [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 14,142	$ 13,980
Foreign currency translation adjustments and other	(1,008)	162
Ending balance	$ 13,134	$ 14,142
U.S. Retail [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.40%	9.20%
U.S. Retail [Member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	10.00%	11.80%
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 160	$ 160
Additions	116
Foreign currency translation adjustments and other	(2)
Ending balance	$ 274	$ 160
Pre-tax discount rates	13.30%	12.70%